Balance Sheet Details (Details) - Schedule of prepaid expenses - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses [Abstract]
Prepaid research and development	$ 69,205	$ 203,910
Prepaid insurance		4,842	$ 4,321
Prepaid other	20,800	25,799	5,000
Total	$ 90,005	$ 234,551	$ 242,853